Fair Value Measurement (Additional Information) (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 22, 2016	Jul. 12, 2016	Feb. 08, 2016	Sep. 16, 2013	May 10, 2012	Feb. 29, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 10, 2016	Jul. 08, 2016	Dec. 03, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (in shares)					1,068
Sale price of warrants (in dollars per share)					$ 8,800
Warrant conversion ratio (in shares)					1
Warrants, exercise price per share (in dollars per shares)				$ 2,000	$ 12,800
Exercise period for warrants (in years)					3 years
Mark-to-market gain recorded on warrants									$ 0	$ 0
Number of shares issued (in shares)													437,500
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of stock, shares converted (in shares)				341
Common stock, shares outstanding (in shares)							14,545		14,545	14,545
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of outstanding warrants					$ 5,281,000,000		$ 10,000,000		$ 10,000,000	$ 10,000,000
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investment			$ 1,023,000,000				1,091,000		1,091,000
Fair value loss in financial assets								$ 503,000,000
Perk Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration transferred							1,300,000,000		1,300,000,000
Recorded loss								$ (2,195,000,000)
Discontinued Operations, Disposed of by Sale | Viggle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration received (in shares)			1,370,000			1,370,000
Consideration transferred			$ 5,110,000
Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares issued (in shares)								1,013,068			136,304
Series C Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock fair value	$ 28,500,000,000
Charged to additional paid in capital								$ 1,675,000,000
Other Expense | Perk Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded loss									(2,195,000)
Rant, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt		$ 3,500,000
Rant, Inc. | Series E Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series E preferred stock issued (in shares)		4,435,000
Issuance of preferred shares		$ 7,600,000,000
Secured Debt | Rant, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issue amount		$ 3,000,000
Change in fair value							100,000,000
Conversion to stock price (in dollars per share)		$ 5.20
Secured Convertible Note | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issue amount							3,000,000		3,000,000
Secured Convertible Note | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issue amount												$ 3,000,000
Conversion to stock price (in dollars per share)												$ 5.20
Debentures | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issue amount		$ 4,444,000					4,444,000		4,444,000
Conversion to stock price (in dollars per share)		$ 6.2660
Conversion Feature | Secured Convertible Note | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt							400,000		400,000			$ 500,000
Conversion Feature | Debentures | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt		$ 1,856,000,000					1,256,000,000		1,256,000,000
Change in fair value							600,000
Unamortized discount							1,005,000		1,005,000
Debentures Subject to Mandatory Redemption | Debentures | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized discount								1,856,000,000
Warrants and Rights Subject to Mandatory Redemption | Debentures | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt		1,500,000,000
Unamortized discount								$ 1,500,000,000
Affiliated Entity | Line of Credit Grid Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term line of credit	900,000
Note Exchange Agreement | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt converted value	$ 30,175,000
Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in conversion (in shares)	30,175
Conversion to stock price (in dollars per share)	$ 1,000
Warrant | Debentures | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants		$ 1,500,000					410,000		410,000
Unamortized discount							$ 812,500		$ 812,500
Conversion to stock price (in dollars per share)		$ 6.5280